Share Based Compensation - Summary of LTV Share-Settled Programs (Detail) kr in Millions	12 Months Ended
	Dec. 31, 2019 SEK (kr) shares	Dec. 31, 2018 SEK (kr) shares	Dec. 31, 2017 SEK (kr)
Disclosure of terms and conditions of share based payment arrangement [line Items]
Maximum shares required	2,278,800
Outstanding beginning	28,200,000
Outstanding ending	10,900,000	28,200,000
Compensation expense charged during 2019 (SEK million) | kr		kr 609.3	kr 170.0
Members of Executive Board [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Maximum shares required	9,000,000
Granted shares	2.1
Outstanding beginning	1.9
Increase due to performance condition 2019	0.9
Outstanding ending	3.4	1.9
Compensation expense charged during 2019 (SEK million) | kr	kr 58.0
The President and CEO [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Granted shares	1.1
Outstanding beginning	1.0
Increase due to performance condition 2019	0.6
Outstanding ending	1.9	1.0
Compensation expense charged during 2019 (SEK million) | kr	kr 31.5
LTV 2019 [member] | Members of Executive Board [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Maximum shares required	3,000,000
Granted shares	0.6
Increase due to performance condition 2019	0.3
Outstanding ending	0.9
Compensation expense charged during 2019 (SEK million) | kr	kr 17.3
LTV 2019 [member] | The President and CEO [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Granted shares	0.3
Increase due to performance condition 2019	0.1
Outstanding ending	0.4
Compensation expense charged during 2019 (SEK million) | kr	kr 8.0
LTV 2018 [member] | Members of Executive Board [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Maximum shares required	3,000,000
Granted shares	0.8
Outstanding beginning	1.2
Outstanding ending	1.2	1.2
Compensation expense charged during 2019 (SEK million) | kr	kr 27.4
LTV 2018 [member] | The President and CEO [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Granted shares	0.4
Outstanding beginning	0.6
Outstanding ending	0.6	0.6
Compensation expense charged during 2019 (SEK million) | kr	kr 13.7
LTV 2017 [member] | Members of Executive Board [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Maximum shares required	3,000,000
Granted shares	0.7
Outstanding beginning	0.7
Increase due to performance condition 2019	0.6
Outstanding ending	1.3	0.7
Compensation expense charged during 2019 (SEK million) | kr	kr 13.3
LTV 2017 [member] | The President and CEO [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Granted shares	0.4
Outstanding beginning	0.4
Increase due to performance condition 2019	0.5
Outstanding ending	0.9	0.4
Compensation expense charged during 2019 (SEK million) | kr	kr 9.8